COMMITMENTS AND CONTINGENT LIABILITIES (Environmental Matters) (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Environmental Remediation Expense	$ 158	$ 269	$ 140
Capital expenditures for environmental protection	173	219	193
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued Obligations for Environmental Matters, beginning balance	619	312
Accrued Obligations for Environmental Matters, Additional accruals	159	271
Accrued Obligations for Environmental Matters, Assumed from Rohm and Haas		159
Accrued Obligations for Environmental Matters, Charges Against Reserve	(171)	(143)
Accrued Obligations for Environmental Matters, Foreign currency impact	0	20
Accrued Obligations for Environmental Matters, ending balance	607	619	312
Accrual For Environmental Loss Contingencies Midland Offsite Matters [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued Obligations for Environmental Matters, ending balance	32	25
Accrual For Environmental Loss Contingencies Superfund Sites [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued Obligations for Environmental Matters, ending balance	$ 59	$ 80